                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: June 30, 2007
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Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         K Capital Partners, LLC
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   Address:      75 Park Plaza
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                 Boston, MA 02116
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Form 13F File Number:    028-06203
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Robert T. Needham
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Title:   Chief Financial Officer
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Phone:   617-646-7728
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Signature, Place, and Date of Signing:

      /s/ Robert T. Needham              Boston, MA       August 13, 2007
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           [Signature]                  [City, State]         [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:               0
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Form 13F Information Table Entry Total:          6
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Form 13F Information Table Value Total:      $103,125
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                                           (in thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

                      FORM 13F INFORMATION TABLE


      COLUMN 1               COLUMN 2       COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
------------------------- ---------------- --------- -------- ---------------------- ------------ ---------- ----------------------
                                                      VALUE    SHRS OR   SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN   CALL   DISCRETION   MANAGERS   SOLE   SHARED   NONE
------------------------- ---------------- --------- -------- --------- ----- ------ ------------ ---------- ------ -------- ------
Altria Group Inc          Common           02209S103  2,554     36,409  SH           Sole                    36,409
Convera Corp              CL A             211919105    894    205,000  SH           Sole                   205,000
Davita Inc                Common           23918K108 24,381    452,500  SH           Sole                   452,500
iShares TR                1-3 YR TRS BD    464287457  3,282     40,940  SH           Sole                    40,940
Sovereign Bancorp Inc     Common           845905108 38,276  1,810,600  SH           Sole                 1,810,600
Sun-Times Media Group Inc Common           86688Q100 33,739  6,426,410  SH           Sole                 6,426,410